Acquisitions and Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended		20 Months Ended
	Dec. 31, 2019	Apr. 27, 2018	Apr. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Purchase Price Allocation
Goodwill	$ 2,140,503			$ 2,140,503	$ 2,108,536	$ 2,140,503	$ 2,012,904
Difference
Goodwill				(236)	$ 0
STAT-Dx
Purchase Price Allocation
Cash consideration	148,780	$ 148,780	$ 148,800
Fair value of contingent consideration	37,377	36,751	$ 37,400
Purchase price	186,157	185,531
Cash and cash equivalents	7,357	7,357		7,357		7,357
Prepaid expenses and other current assets	1,432	1,432		1,432		1,432
Inventory	1,868	1,868		1,868		1,868
Income tax receivables	2,213	2,213		2,213		2,213
Accounts payable	(1,412)	(1,412)		(1,412)		(1,412)
Accruals and other current liabilities	(1,785)	(560)		(1,785)		(1,785)
Fixed and other long-term assets	6,306	6,434		6,306		6,306
Goodwill	117,621	97,268		117,621		117,621
Deferred tax liability on fair value of identifiable intangible assets acquired	(3,043)	(9,169)		(3,043)		(3,043)
Total	186,157	185,531		186,157		186,157
Difference
Cash consideration						0
Fair value of contingent consideration						626
Fair value of contingent consideration						626
Cash and cash equivalents						0
Prepaid expenses and other current assets						0
Inventories						0
Income tax receivables						0
Accounts payable						0
Accruals and other current liabilities						(1,225)
Fixed and other long-term assets						(128)
Goodwill						20,353
Deferred tax liability on fair value of identifiable intangible assets acquired						6,126
Total						626
STAT-Dx | Developed Technology
Purchase Price Allocation
Intangible assets	31,300	80,100		31,300		31,300
Difference
Intangible assets						(48,800)
STAT-Dx | In-process research and development
Purchase Price Allocation
Intangible assets	$ 24,300	$ 0		$ 24,300		24,300
Difference
Intangible assets						$ 24,300